ADMINISTRATION EXPENSES (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Administration Expenses
Maintenance and repair of fixed assets		$ (34,754)	$ (23,226)	$ (5,209)
Office rental		(36,482)	(26,308)	(6,987)
Equipment rentals		(2,890)	(2,649)	(461)
Inssurance premiums		(22,624)	(14,953)	(1,373)
Office supplies		(2,228)	(2,004)	(663)
IT and communications expense		(41,872)	(25,860)	(14,354)
Lighting, heating and other services		(5,022)	(4,240)	(935)
Security Service and transportation of securities		(4,691)	(3,469)	(916)
Public relations expense and staff travel expenses		(3,347)	(2,427)	(973)
Legal and Notary Costs		(9,546)	(7,232)	(1,899)
Technical report fees		(11,274)	(7,096)	(1,167)
Professional services fees		(2,358)	(2,535)	(434)
Securities classification fees		(1,613)	(888)	(561)
Fines		(75)	(728)	(8)
Comprehensive management ATMs		(5,837)	(5,855)
Management of outsourced temp services		(812)	(201)
Postage and mailing expenses		(523)	(2,864)
Internal events		(666)	(237)
Miscellaneous contributions		(62)	(732)
Credit card management		(1,253)	(2,609)
Other administration expenses		(29,201)	(28,181)	(17,883)
Subtotal		(217,130)	(164,294)	(53,823)
Subcontracted services
Data processing		(14,733)	(14,369)	(3,153)
Sales		(832)	(435)
Others		(9,159)	(8,805)	(2,179)
Subtotal		(24,724)	(23,609)	(5,332)
Board of Directors Expenses
Remunerations		(1,394)	(1,056)	(72)
Subtotal		(1,394)	(1,056)	(72)
Marketing and advertising		(16,268)	(8,322)	(2,586)
Real estate taxes, contributions and levies
Real estate taxes		(671)	(443)	(228)
Patents		(1,430)	(1,665)	(805)
Other taxes	[1]	(36,031)	(29,591)	(1,720)
Contributions to SBIF		(7,974)	(6,224)	(2,265)
Subtotal		(46,106)	(37,923)	(5,018)
Total		$ (305,622)	$ (235,204)	$ (66,831)

[1]	This amount corresponds primarily to taxes other than income taxes that affect Banco Itau Corpbanca Colombia and its subsidiaries (Colombian segment). They are taxes on local financial transactions, ongoing performance of commercial activities or services, non-discountable value added tax and equity tax, among others.